Leases - Summary of undiscounted lease payments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 339
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	123
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	216
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 0